Supplemental Cash Flow Information - Summary Of Cash paid for income taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash, cash equivalents, and restricted cash at end of year:
Cash and cash equivalents	$ 1,610,135	$ 387,346
Total cash, cash equivalents, and restricted cash	1,626,247	399,828	$ 246,972
Noncash Investing And Financing Activities [Member]
Noncash investing and financing activities:
Property and equipment included in accounts payable	4,532	1,454
Vesting of early exercised stock options	182	388
Non-cash acquisition	1,939,813	0
Cash, cash equivalents, and restricted cash at end of year:
Cash and cash equivalents	1,610,135	387,346
Restricted cash	16,112	12,482
Total cash, cash equivalents, and restricted cash	$ 1,626,247	$ 399,828